Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivable
Trade receivables

7    Trade receivables

	2021	2020
From sales of educational content	676,787	475,507
From related parties (Note 10)	3,608	3,209
	680,395	478,716
(-) Allowance for doubtful accounts	(87,132)	(63,434)
	593,263	415,282

As of December 31, 2021 and 2020, the aging of trade receivables was as follows:

	2021	2020
Neither past due nor impaired	567,490	360,737

Past due	112,905	117,979

1 to 60 days	15,383	26,206
61 to 90 days	8,403	9,973
91 to 120 days	10,347	10,528
121 to 180 days	16,284	18,887
More than 180 days	62,488	52,385
	680,395	478,716

The Company reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles, and assessment of forward-looking risk factors. Management believes all the remaining receivable balances are fully recoverable.

The movement in the allowance for doubtful accounts for the years ended December 31, 2021, 2020 and 2019, was as follows:

	2021	2020	2019
Balance at beginning of the year	(63,434)	(30,051)	(13,419)
Additions	(26,610)	(34,684)	(17,392)
Receivables written off during the period as uncollectible	2,912	1,301	760
Balance at end of year	(87,132)	(63,434)	(30,051)